Income Tax - (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Tax Expense. Income tax expense consists of the following components (in millions):

	2012	2011	2010
Current income tax	$22.8	$—	$—
Deferred income tax	106.8	48.6	31.3
Total income tax expense	$129.6	$48.6	$31.3

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at December 31 (in millions):

	2012	2011
Assets:
Loss carryovers	$26.9	$124.6
Inventories and provisions	34.1	45.6
Other, net	7.8	6.8
Gross deferred tax assets before valuation allowance	68.8	177.0
Valuation allowance on loss carryovers	(3.4)	(3.4)
Net deferred tax assets	65.4	173.6
Liabilities:
Property and equipment	(154.2)	(155.6)
Gross deferred tax liabilities	(154.2)	(155.6)
Net deferred tax asset (liability)	$(88.8)	$18.0

Schedule of Effective Income Tax Rate Reconciliation
Differences between the Company’s effective income tax rates and the Mexican statutory income tax rate of 30% follow (in millions):

	2012	2011	2010
Income tax expense using the statutory rate in effect	$96.2	$66.8	$28.5
Tax effect of:
Equity earnings from unconsolidated affiliates	(1.0)	(0.8)	(2.0)
Foreign exchange and inflation adjustments	35.7	(17.0)	15.3
Change in the Mexican federal tax rate	0.8	—	—
Change in valuation allowances	—	—	(8.3)
Sale of Mexrail	—	—	(4.3)
Other, net	(2.1)	(0.4)	2.1
Income tax expense	$129.6	$48.6	$31.3
Effective tax rate	40.4%	21.8%	32.9%